Accounts Receivable (Details Narrative) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Accounts receivable, net	$ 1,127,802	$ 1,096,713	$ 807,906